MERGER WITH VALLON - Narrative (Details)	Apr. 21, 2023 $ / shares shares	Apr. 20, 2023
Business Combination [Line Items]
Ownership percentage in common stock (as a percent)		15.00%
Issuance of common stock for reverse recapitalization expenses (in shares)	19
GRI Operations
Business Combination [Line Items]
Common stock, exchange ratio	0.0374
Ownership percentage in common stock (as a percent)		85.00%
Exchange Warrants
Business Combination [Line Items]
Warrants granted (in shares)	272
Warrant exercise price (in usd per share) | $ / shares	$ 22,787.31